Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	9,930,000	9,248,000
Options Outstanding [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	3,896,000	1,794,000
RSA [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	105,000	161,000
Unvested common stock subject to repurchase [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	22,000	75,000
Warrants To Purchase Common Stock [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	5,907,000	7,218,000